Performance B.5. Other non-operating (expenses) income, net (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Change in fair value of derivatives			$ 3		$ (11)	$ 0
Change in value of put option liability			(31)		5	(25)
Exchange gains (losses), net			(43)		(69)	(32)
Other non-operating income (expenses), net			3		3	10
Total			(50)	[1]	(106)	227
Proceeds from disposal of equity investments, net of costs			163	[2]	197	25
Gain (loss) on disposal of equity investments			(15)		25	(32)
Equity Investment In Jumia
Disclosure of fair value measurement of assets [line items]
Change in fair value in investment			0		(18)	(38)
Proceeds from disposal of equity investments, net of costs		$ 29
Gain (loss) on disposal of equity investments		$ 15
Equity Investment In HTA
Disclosure of fair value measurement of assets [line items]
Change in fair value in investment			$ 18		$ (16)	$ 312
Proceeds from disposal of equity investments, net of costs	$ 163
Gain (loss) on disposal of equity investments	$ (15)

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.